Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Barter and Trade Revenues and Expenses
(In millions)	Years Ended December 31,
	2014	2013	2012
Barter and trade revenues	$69.4	$66.0	$56.5
Barter and trade expenses	68.1	58.5	58.8